Other Assets (Details) - Schedule of Other Assets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Previously Reported [Member] | VASO CORPORATION [Member]
Other Assets (Details) - Schedule of Other Assets (Parentheticals) [Line Items]
Net of allowance for loss on loan receivable	$ 412	$ 412